Goodwill and Other Intangible Assets, Net (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Balance	$ 4,676
Changes during 2019
Acquisition of Imdecol	1,085
Impairment of Goodwill (See Note 2J)	(614)
Balance as of December 31,2019	$ 5,147